Deposits	12 Months Ended
Mar. 31, 2012
Deposits [Abstract]
Deposits

9.    DEPOSITS

The balances of time deposits, including certificates of deposit ("CDs"), issued in amounts of ¥10 million (approximately US$121 thousand at the Federal Reserve Bank of New York's noon buying rate on March 30, 2012) or more with respect to domestic deposits and issued in amounts of US$100,000 or more with respect to foreign deposits were ¥26,960,090 million and ¥13,898,728 million, respectively, at March 31, 2011, and ¥26,882,261 million and ¥17,553,275 million, respectively, at March 31, 2012.

The maturity information at March 31, 2012 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,498,871	¥17,396,644
Due after one year through two years	6,119,161	225,816
Due after two years through three years	3,163,459	59,652
Due after three years through four years	766,624	54,134
Due after four years through five years	739,301	55,173
Due after five years	146,472	48,790

Total	¥46,433,888	¥17,840,209